Employee Stock Options - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2015 USD ($) CompensationPlan $ / shares shares	Dec. 31, 2014 USD ($) $ / shares shares	Dec. 31, 2013 shares
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Share-based Compensation Expense | $	$ 110,123	$ 297,244
Unrecognized compensation cost related to stock option | $	$ 408,907	$ 252,315
Remaining vesting period of stock option	2 years 8 months 16 days	3 years 5 months 9 days
Employee Stock Option
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of stock options, outstanding	792,534	703,034	115,750
Stock options, maturity period	10 years
Number of stock based compensation plans | CompensationPlan	3
Options, Grants in Period, Exercise Price | $ / shares	$ 2.56	$ 2.86
Deferred Compensation | $	$ 306,709
Share-based Compensation Expense | $		$ 54,394
Number of stock options, granted	117,500	619,784
Employee Stock Option | Pre IPO
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of stock options, outstanding	483,000
Employee Stock Option | Post IPO
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of stock options, outstanding	136,784
Employee Stock Option | Two Thousand Six Plan [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Share-based Payment Award, Options, Grants in Period		103,250
Employee Stock Option | Two Thousand Fourteen Plan [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Options, Grants in Period, Exercise Price | $ / shares		$ 3.50
Share-based Compensation Expense | $		$ 223,031
Number of stock options, granted		103,250
Valuation Method	Black-Scholes method
Employee Stock Option | 2014 and Omnibus Plan
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of stock options, granted		619,781
Stock options, conversion	0.016666667
Employee Stock Option | Omnibus Plans [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Options, Grants in Period, Exercise Price | $ / shares	$ 2.56
Deferred Compensation | $	$ 268,202
Share-based Compensation Expense | $	$ 29,309
Number of stock options, granted	117,500
Valuation Method	Black-Scholes method
Options expiration period	10 years
Employee Stock Option | Minimum
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Option vesting period	3 years
Employee Stock Option | Minimum | 2014 and Omnibus Plan
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Options, Grants in Period, Exercise Price | $ / shares		$ 2.00
Employee Stock Option | Minimum | Omnibus Plans [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Option vesting period	3 years
Employee Stock Option | Maximum
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Option vesting period	4 years
Employee Stock Option | Maximum | 2014 and Omnibus Plan
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Options, Grants in Period, Exercise Price | $ / shares		$ 7.00
Employee Stock Option | Maximum | Omnibus Plans [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Option vesting period	4 years